Stock Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Incentive Plans (Textuals) [Abstract]
Aggregate intrinsic value of options exercised under stock incentive plans	$ 2,098,000	$ 1,798,000	$ 737,000
Cash received from option exercises under stock incentive plans	8,628,000	4,022,000	3,676,000
Total Compensation cost	10,786,000	11,823,000	9,633,000
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Officer [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	five years
2005 Stock Incentive Plan [Member]
Stock Incentive Plans (Textuals) [Abstract]
Number of common stock authorized for Long-Term Incentive Plan	6,200,000
Vesting period	ten years
Stock Options [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	4,419,000
Expected recognized period	4
Vesting period	ten years
Stock Options [Member] | Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Director [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	three years
Restricted Stock [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	$ 14,410,000
Expected recognized period	3